Note Payable, Net - Schedule of Note Payable (Details)	Mar. 31, 2026 USD ($)
Schedule of Note Payable [Abstract]
Principal amount	$ 1,255,320
Less: unamortized debt issuance costs	(29,823)
Less: unamortized debt discount	(83,470)
Note payable, net	$ 1,142,027